Condensed Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 225	$ 2,848	$ 10,471	$ 8,764
General and administrative	570	1,122	3,371	4,995
Total operating expenses	795	3,970	13,842	13,759
Loss from operations	(795)	(3,970)	(13,842)	(13,759)
Interest income	1	14	35	106
Other income (expense)		(2)	(5)	(1)
Net loss and comprehensive loss	$ (794)	$ (3,958)	$ (13,812)	$ (13,654)
Basic and diluted net loss per share attributable to common stock	$ (0.03)	$ (0.15)	$ (0.52)	$ (0.51)
Weighted-average number of common shares outstanding	26,545	26,545	26,545	26,545